Condensed Consolidated Balance Sheets (USD $) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 362,598	$ 605,563
Accounts receivable, net of allowance for doubtful accounts of $20,000 at 2012 and 2011, respectively	444,262	534,924
Prepaid expenses and other current assets	263,575	342,641
Total Current Assets	1,070,435	1,483,128
Property and Equipment, net	748,234	714,865
Other Assets	27,501	7,745
Total Assets	1,846,170	2,205,738
Current Liabilities:
Accounts payable	348,712	399,924
Accrued expenses	160,098	121,821
Total Current Liabilities	508,810	521,745
Long Term Liability Note Payable	298,376
Commitments and Contingencies
Stockholders' Equity:
Preferred Stock, $.0001 par value; 5,000,000 shares authorized, 220,000 and 0 shares issued and outstanding at December 31, 2012 and December 31, 2011 respectively	22
Common stock, $.0001 par value; 100,000,000 shares authorized; 30,252,938 and 23,284,236 shares issued and outstanding at 2012 and 2011, respectively	3,025	2,328
Additional paid-in capital	14,485,740	10,997,407
Accumulated deficit	(13,418,302)	(9,284,241)
CommonStockholdersEquity	1,070,485	1,715,494
Less: Treasury Stock, at cost, 23,334 shares	(31,501)	(31,501)
Total Stockholders' Equity	1,038,984	1,683,993
Total Liabilities and Stockholders' Equity	$ 1,846,170	$ 2,205,738